RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2015
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
A summary of revenue and expense transactions with our affiliates, including expenses directly charged and allocated to our Predecessor, is as follows:

	Three Months Ended March 31,
	2015	2014
Revenues	$32,846	$2,182
Operating and maintenance expenses	1,155	333
General and administrative expenses	1,235	510